Acquisitions - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Feb. 21, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Business Combinations [Line Items]
Consideration (after taking account of net cash acquired)	£ 955		£ 118	£ 369
Goodwill	626		77	222
Intangible assets	423		56	189
Acquisition relating to trade and other payables	72		16	20
Net deferred tax liabilities recognised as of acquisition date	51		£ 2	£ 35
Revenue contributed by business acquisition	98
Increased adjusted operating profit	7
Decreased net profit	34
Integration costs and amortisation of acquired intangibles	41
Net cash inflow from operating activities contributed by business acquisition	4
Group revenue, pro forma basis	7,531
Adjusted operating profit, pro forma basis	2,347
Adjusted net profit, pro forma basis	£ 1,420
ThreatMetrix [member]
Disclosure Of Business Combinations [Line Items]
Share capital acquired		100.00%
Consideration (after taking account of net cash acquired)		£ 585
Goodwill		373
Intangible assets		279
Acquisition relating to trade and other payables		41
Net deferred tax liabilities recognised as of acquisition date		£ 34